Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss) before noncontrolling interests		$ 19,965	$ 19,029	$ 13,378
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		4,334	5,399	1,534
Changes in fair value of MSRs and LHFS carried at fair value		265	851	(1,326)
Depreciation, amortization and accretion		7,558	6,271	6,832
Deferred income tax expense (benefit)		(911)	(50)	1,239
Other, net		(1,737)	7,149	(14,524)
Originations and purchases of loans held for sale		(37,992)	(30,365)	(74,910)
Proceeds from sales of and paydowns on loans originally classified as held for sale		31,824	26,793	65,418
Net change in:
Debt and equity securities, held for trading		(20,491)	3,349	31,579
Derivative assets and liabilities		(3,794)	4,155	7,850
Other assets		3,192	(6,838)	(9,162)
Other accrued expenses and liabilities		822	4,615	(860)
Net cash provided (used) by operating activities		3,035	40,358	27,048
Net change in:
Federal funds sold and securities purchased under resale agreements		(27,022)	(12,729)	(704)
Available-for-sale debt securities:
Proceeds from sales		27,901	14,651	16,895
Paydowns and maturities		34,331	14,872	19,791
Purchases		(95,464)	(26,051)	(40,104)
Held-to-maturity debt securities:
Paydowns and maturities		27,896	18,372	27,666
Purchases		0	(4,225)	(2,360)
Equity securities, not held for trading:
Proceeds from sales and capital returns		3,812	2,244	4,326
Purchases		(8,363)	(5,811)	(6,984)
Loans:
Loans originated, net of principal collected		18,663	11,691	(73,512)
Proceeds from sales of loans originally classified as held for investment		3,631	4,275	12,446
Purchases of loans		(843)	(1,637)	(741)
Other, net		(193)	391	805
Net cash provided (used) by investing activities		(15,651)	16,043	(42,476)
Net change in:
Deposits		13,631	(25,812)	(98,494)
Short-term borrowings		18,710	38,414	16,564
Long-term debt:
Proceeds from issuance		29,014	49,071	53,737
Repayment		(55,582)	(22,886)	(19,587)
Preferred stock:
Proceeds from issuance		1,997	1,722	0
Redeemed		(2,840)	(1,725)	0
Cash dividends paid		(1,099)	(1,141)	(1,115)
Common stock:
Repurchased		(19,448)	(11,851)	(6,033)
Cash dividends paid		(5,133)	(4,789)	(4,178)
Other, net		(784)	(509)	(539)
Net cash provided (used) by financing activities		(21,534)	20,494	(59,645)
Net change in cash, cash equivalents, and restricted cash		(34,150)	76,895	(75,073)
Cash, cash equivalents, and restricted cash at beginning of period	[1]	236,052	159,157	234,230
Cash, cash equivalents, and restricted cash at end of period	[1]	201,902	236,052	159,157
Supplemental cash flow disclosures:
Cash paid for interest		43,619	30,431	8,289
Net cash paid (refunded) for income taxes		1,664	(1,786)	3,376
Significant non-cash activities:
Transfers from available-for-sale debt securities to held-to-maturity debt securities		0	3,687	50,132
Transfers from loans to loans held for sale		626	1,920	6,586
Reclassification of long-term debt to accrued expenses and other liabilities	[2]	4,927	0	0
Fixed rate securities [Member]
Significant non-cash activities:
Transfers from held-to-maturity debt securities to available-for-sale debt securities		$ 0	$ 23,919	$ 0

[1]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks
[2]	Effective January 1, 2024, we reclassified unfunded commitment liabilities for affordable housing investments in connection with the adoption of ASU 2023-02. For additional information, see
Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.